Statement of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (9,329)	$ (2,600)	$ (14,876)	$ (24,046)
Net changes in trade payables and other liabilities	9,287	2,600	14,876	24,046
Net cash provided by (used in) operating activities	(42)
Proceeds of loan from related party	50
Net cash provided by (used in) operating activities
Net change in cash	8
Cash at the beginning of the period	1	1	1	1
Cash at the end of the period	$ 9	$ 1	$ 1	$ 1